LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MAY 31, 2012 TO THE SUMMARY PROSPECTUS AND PROSPECTUS, EACH DATED FEBRUARY 29, 2012, OF LEGG MASON WESTERN ASSET GLOBAL INFLATION MANAGEMENT FUND

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Summary Prospectus and Prospectus.

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. Except as noted below, all references to Class C shares in the fund’s Summary Prospectus and Prospectus shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Effective August 1, 2012, Class R1 shares will be reclassified as new Class C shares. All references to Class R1 shares in the fund’s Summary Prospectus and Prospectus shall instead be read as referring to Class C shares. In addition, all existing references to Class C shares in the section of the fund’s Prospectus titled “Choosing a class of shares to buy” shall refer to new Class C shares.

Effective August 1, 2012, the following amends anything to the contrary in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:

Shareholder fees (fees paid directly from your investment)

Class C (Class R1 prior to August 1, 2012)

Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	None

Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (%)	1.00

Small account fee[1]	$15

[1]    If your shares are held in a direct account and the value of your account is below $1,000, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Number of years you own your shares ($)	1 year	3 years	5 years	10 years

Class C (Class R1 prior to August 1, 2012) (with redemption at end of period)	268	610	1,079	2,377

Class C (Class R1 prior to August 1, 2012) (without redemption at end of period)	168	610	1,079	2,377